Revenue - Schedule of Disaggregation of Revenue From Contracts With Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,797	$ 2,359	$ 1,433
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	643	605	275
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	816	673	509
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	265	200	125
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	578	480	302
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	252	205	109
Vietnam
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	228	185	108
Rest of Southeast Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15	$ 11	$ 5